Taxes - Reconciliation of effective tax rate (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.60%	20.60%	20.60%
Profit before taxes	kr 2,121	kr 1,568	kr 1,471
National tax based on profit before taxes	(437)	(323)	(303)
Tax effects of: Non-taxable income	0	0	0
Tax effects of: Non-deductible expenses	(1)	(1)	(2)
Total income tax	kr (438)	kr (324)	kr (305)
Effective tax expense (percent)	20.70%	20.70%	20.70%